Operations (Details 2) R$ in Thousands	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Goodwill	R$ 8,154
Preliminary Value [Member]
IfrsStatementLineItems [Line Items]
Consideration amount	597,684
(-) Fair value of net assets acquired	(503,463)
Goodwill	94,221
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Consideration amount	(1,416)
(-) Fair value of net assets acquired	9,570
Goodwill	8,154
Final Value [Member]
IfrsStatementLineItems [Line Items]
Consideration amount	596,268
(-) Fair value of net assets acquired	(493,893)
Goodwill	R$ 102,375